Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes
17. Income Taxes
Loss before income taxes consisted of the following:

	2022	2021	2020
United States	$(174,747,260)	$(6,481,431)	$(1,742,747)
International	1,649,882	(11,774,438)	(7,883,195)

Total	$(173,097,378)	$(18,255,869)	$(9,625,942)

Income taxes consisted of the following:

	United States	State and local	Brazil	Total	Valuation allowance	Total
2022
Current	$—	$—	$932,980	$932,980	$—	$932,980
Deferred	(25,625,749)	53,875,077	(277,414)	27,971,914	(27,971,914)	—
2021
Current	—	—	—	—	—	—
Deferred	(309,318,015)	(85,682,832)	(3,929,123)	(398,929,970)	398,929,970	—
2020
Current	—	—	—	—	—	—
Deferred	$(374,301)	$(87,114)	$(2,680,556)	$(3,141,971)	$3,141,971	$—
A reconciliation of the statutory U.S. federal tax rate and our effective tax rate is as follows:

	Year Ended December 31,
	2022	2021	2020
Statutory U.S. federal tax rate	21.00%	21.00%	21.00%
State and local taxes	(31.12)%	5.50%	5.00%
Reserves	0.00%	0.00%	0.00%
Permanent differences	(13.71)%	(2.75)%	0.00%
Foreign rate differential	(0.14)%	8.23%	11.00%
Intangibles	0.74%	(2,145.16)%	0.00%
Other	6.54%	0.00%	0.00%
Valuation allowance	16.16%	2,113.18	(37.00)%

Effective tax rate	(0.53)%	0.00%	0.00%

The tax effects of temporary differences and carryforwards that give rise to significant portions of deferred tax assets and liabilities consisted of the following:

	Year Ended December 31,
	2022	2021
Deferred tax assets:
Intangibles	$329,958,033	$391,617,310
Net operating losses carryforwards	37,549,858	14,614,700
Research and Experimental	12,523,243	—
Federal R&D Credit	351,985	351,985
Accrued benefits	1,916,438	64,178
Other	(301,857)	—
Uncertain Tax Position - R&D Reserve	(70,397)	(70,397)

Total deferred tax assets	381,927,303	406,577,776

Less valuation allowance	(381,927,303)	(406,577,776)

Net deferred tax assets	$—	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Eve considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is not more likely than not that the Company will realize the benefits of its deductible differences. The valuation allowance decreased $24,650,473 during the year ended December 31, 2022, primarily due to the decrease of tax basis in the assets of the Company created in the
Pre-Closing
Restructuring.
Eve has no history of tax audits, nevertheless the Company believes it has provided adequate reserves for all tax deficiencies or reductions in tax benefits that could result from federal, state and foreign tax audits. Eve regularly assesses the likely outcomes of these audits in order to determine the appropriateness of Eve’s tax provision. The Company’s operating results and related tax positions are a component of either a legal entity and/or a larger group of entities that file tax returns. The Company has no unrecognized tax benefits as of December 31, 2022, and 2021. Eve will recognize interest and penalties, if any, related to uncertain tax positions in income tax expenses. As of December 31, 2022, and 2021 no interest or penalties have been accrued due to uncertain tax positions.
The net operating losses for 2022 and 2021 were generated mainly due to expenditures with R&D projects of the UAM Business, administrative expenses to support the R&D process, and the step-up
amortization. Under a separate tax return methodology, the $ 37,549,858 of net operating losses are deemed “hypothetical” losses of the UAM Business for purposes of these financial statements. This amount is comprised of $28,971,135 in the US (for Federal and State taxes) and $8,578,723 in Brazil. Net operating losses do not expire in both jurisdictions where Eve operates (i.e., United States of America and Brazil).
In preparation for the business combination with Zanite, later renamed Eve Holdings Inc., ERJ, EAH and Eve Sub entered into a Contribution Agreement under which ERJ contributed the Urban Air Mobility business assets and liabilities into Eve Sub in exchange for Eve Sub’s units and subsequently contributed these units into EAH in exchange for preferred and common stock of EAH. Since immediately after the contribution of the Eve Sub units into EAH, ERJ did not control more than 80% of all classes of stock of EAH, the contribution of assets was treated as a taxable transaction which gave rise to a step-up
in the value of such assets.
The
step-up
of the assets was only recognized for US federal income tax purposes and will not be booked in the Company’s financial statements. Thus, a temporary difference exists and a deferred tax asset (“DTA”) was recognized.
In order to deal with the effects of the
step-up,
EAH and the Company entered into a customary TRA, and a TSA. The TSA generally applies if EAH and the Company are members of the same consolidated group, as defined under the Code. Under the Code, two corporations may form a consolidated tax group, and file a consolidated federal income tax return, if one corporation owns stock representing at least 80% of the voting power and value of the outstanding capital stock of the other corporation. The TSA governs certain matters related to the resulting consolidated federal income tax returns, as well as state and local returns filed on a consolidated or combined basis. Generally, the consolidated group’s parent would be liable for the income taxes of the group members (including the Company), rather than the Company being required to pay such income taxes itself. For periods in which the Company has taxable income that contributes to and increases the overall tax liability of the consolidated group of which EAH or an affiliate is the common parent (the “EAH Consolidated Group”), the TSA requires the Company to make payments to EAH equal to the tax liability it would have had had it been outside of the consolidated group. For periods in which the Company’s inclusion in the EAH Consolidated Group decreases the tax liability of the EAH Consolidated Group, tax benefits generated by the Company that are realized by EAH will be recorded in an off-book
register and will apply to offset future payments due from the Company to EAH under the TSA. If any tax benefits that have accumulated during the period in which the Company is a member of the EAH Consolidated Group have not been applied to offset payments under the TSA at the time the Company ceases to be a member of the EAH Consolidated Group, such uncompensated tax benefits can be used to offset amounts payable by the Company to EAH under the TRA. For purposes of determining the amount of payments required to be made by the Company pursuant to the foregoing, and for determining the extent to which tax benefits generated by the Company that are realized by the EAH

Consolidated Group may offset future payments under the TSA or the TRA, the TSA will generally disregard 75% of the tax benefits arising from tax basis in the assets of the Company created in the
Pre-Closing
Restructuring, consistent with the agreed sharing percentages for such tax savings under the TRA if the Company were not a member of the EAH Consolidated Group.
Since EAH beneficially owns, directly and indirectly, more than 80% of the outstanding shares of Eve Holding common stock, EAH and Eve Holding are expected to be members of the same consolidated tax group. Under the TSA, EAH will benefit from the anticipated future tax losses generated by the Company but will only credit these amounts against future liabilities owed by the Company. Based on terms of the TSA, no tax benefits would accrue to the Company based on a pro forma calculation of the Company’s stand-alone tax return and therefore no benefit has been assumed in the consolidated financial information. As such, no pro forma adjustment related to the TSA is necessary. Once the Company begins to generate taxable profits, amounts owed by the Company to EAH under the TSA will be offset and reduced by prior losses generated by the Company for which EAH had received a benefit.
The Company concluded that these agreements do not have impacts to the audited consolidated financial statements as of December 31, 2022.